COMMITMENTS AND CONTINGENCIES	12 Months Ended
Aug. 31, 2020
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

22.     COMMITMENTS AND CONTINGENCIES

Capital commitment

As of August 31, 2020, future minimum capital commitments under non-cancelable contracts were as follows:

RMB
Capital commitment for construction of schools	36,466
Capital commitment for an equity method investment	210,000
Total	246,466